UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21571

Rogé Partners Funds

(Exact name of registrant as specified in charter)

 630 Johnson Avenue, Suite 103, Bohemia, NY

11716

(Address of principal executive offices)

(Zip code)

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-218-0077

Date of fiscal year end:

6/30

Date of reporting period:  3/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Rogé Partners Fund
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

Shares	Security		Value

	EQUITY MUTUAL FUNDS (RIC's) - 76.87%
	Asset Allocation - 3.67%
4,635	FPA Crescent Fund		$ 129,676
4,428	Oakmark Equity & Income Fund		128,585
12,366	PIMCO All Asset All Authority Fund		133,556
10,121	PIMCO Global Multi-Asset Fund		121,862
			513,679
	Blend - 4.63%
17,065	Fairholme Fund		593,164
3,211	Matthew 25 Fund		54,331
			647,495
	Debt - 0.54%
7,553	RiverPark Short Term High Yield Fund (a)		75,383

	Growth - 9.45%
7,491	Baron Partners Fund +		165,096
6,314	Baron Small Cap Fund +		165,247
414	Legg Mason Opportunity Trust +		4,835
27,208	Putnam Equity Spectrum Fund +		721,284
1,851	Sequoia Fund, Inc.		264,339
50	Vanguard PRIMECAP Core Fund		730
			1,321,531
	International - 2.98%
17,008	Artisan International Small Cap Fund		345,424
1,019	Artisan International Value Fund, Investor Shares		28,345
2,273	Third Avenue International Value Fund		41,033
93	Tweedy Browne Global Value Fund		2,251
			417,053
	Value - 55.60%
87	Artisan Small Cap Value Fund		1,607
62,030	Evermore Global Value Fund +		712,107
26,046	First Eagle Global Fund		1,252,790
119,914	IVA Worldwide Fund		2,072,110
86	Kinetics Paradigm Fund		2,115
109	Longleaf Partners Fund		3,354
16,268	PIMCO EQS Pathfinder Fund		171,787
36,371	Pinnacle Value Fund +		532,102
13,296	Prospector Capital Appreciation Fund		220,584
89	Third Avenue Small Cap Value Fund		1,991
191	Third Avenue Value Fund		10,269
71,235	Walthausen Small Cap Value Fund +		1,244,476
27,575	Westport Fund +		692,141
59,927	Wintergreen Fund +		861,144
			7,778,577

	TOTAL EQUITY MUTUAL FUNDS
	(Cost $7,843,307)		10,753,718

	COMMON STOCKS - 11.71%
	Beverages - 1.39%
1,200	Anheuser-Busch InBev NV - ADR		68,604
900	Brown-Forman Corp.		61,074
850	Diageo PLC - ADR		64,787
			194,465
	Diversified Holding Companies - 1.39%
2,700	Leucadia National Corp.		101,358
1,308	Siem Industries, Inc. + (a)		93,522
			194,880
	E-Marketing & Information - 1.09%
7,000	Points International, Ltd. +		62,790
5,000	Liquidity Services, Inc. +		89,300
			152,090
	Food - 1.00%
4,100	Nathan's Famous, Inc. +		70,848
1,200	Nestle SA - ADR		68,976
			139,824
	Insurance - 0.45%
750	Berkshire Hathaway, Inc., Class B +		62,723

	Machinery-Diversified - 0.59%
3,000	Global Power Equipment Group, Inc.		82,500

	Oil & Gas Services - 0.53%
800	Seacor Holdings		73,968

	Pharmacy Services - 0.53%
51,000	Liberator Medical Holdings, Inc.		73,950

	Real Estate Investment Trusts (REITs) - 0.40%
4,600	Winthrop Realty Trust		56,350

	Real Estate Management Services - 0.48%
1,000	New England Realty Associates LP		67,000

	Semiconductors - 0.54%
7,333	GSI Group, Inc. +		75,533

	Software - 2.12%
281,500	6356095 Canada, Inc. (formerly Excapsa Software)+ ++ (a)		18,213
54,188	Advant-E Corp.		12,463
56,000	GSE Systems, Inc. +		126,560
5,500	Mediware Information Systems +		68,310
22,000	Simulations Plus, Inc. +		70,400
			295,946
	Telecommunications - 0.54%
2,900	Hawaiian Telcom Holdco, Inc. +		76,125

	Tobacco - 0.66%
1,400	Philip Morris International, Inc.		91,882

	TOTAL COMMON STOCKS
	(Cost $1,332,675)		1,637,236

	LIMITED PARTNERSHIP - 8.36%
609,489	Armor Capital Partners LP + ++ (a)
	(Cost $700,000)		1,168,841

	TOTAL INVESTMENTS
	(Cost $9,875,982)(b)	96.94%	$ 13,559,795
	Other assets in excess of liabilities	3.06%	429,858

	TOTAL NET ASSETS	100.00%	$ 13,989,653

+ Non-income producing securities.
++ Restricted securities. The aggregate value of such securities is 8.49% of net assets and they have been fair valued under procedures established by the Fund's Board of Trustees.

 (a) Securities for which market quotations are not readily available.   The aggregate value of such securities is 9.15% of net assets and they have been fair valued under procedures established by the Fund's Board of Trustees.

 (b) Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$3,703,145
		Unrealized depreciation:	(19,332)
		Net unrealized appreciation:	$3,683,813

RIC - Registered Investment Company
ADR - American Depositary Receipts

Rogé Partners Fund
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks:
Beverages	$ 194,465	$ -	$ -	$ 194,465
Diversified Holding Companies	101,358	-	93,522	194,880
E-Marketing & Information	152,090	-	-	152,090
Food	139,824	-	-	139,824
Insurance	62,723	-	-	62,723
Machinery-Diversified	82,500	-	-	82,500
Oil & Gas Services	73,968	-	-	73,968
Pharmacy Services	73,950	-	-	73,950
REITs	56,350	-	-	56,350
Real Estate Management Services	67,000	-	-	67,000
Semiconductors	75,533	-	-	75,533
Software	277,733	-	18,213	295,946
Telecommunications	76,125	-	-	76,125
Tobacco	91,882	-	-	91,882
Equity Mutual Funds (RICs)	10,678,335	-	75,383	10,753,718
Limited Partnerships	-	-	1,168,841	1,168,841
Total	$ 12,203,836	$ -	$ 1,355,959	$ 13,559,795

The following is a reconciliation of assets in which level 3 inputs were used in determining value:
	Common Stocks -Diversified Holding Companies	Common Stocks -Software	Limited Partnerships	Equity Mutal Funds (RICs)	Total
Beginning balance	$ 39,725	$ 31,697	$ 691,533	$ -	$ 762,955
Total realized gain (loss)	-	-	-	-	-
Change in unrealized appreciation (depreciation)	32,785	1,833	227,308	(75)	261,851
Return of Capital	-	(15,317)	-	-	(15,317)
Cost of purchases	21,012	-	250,000	75,458	346,470
Proceeds from sales	-	-	-	-	-
Accrued interest	-	-	-	-	-
Net transfers in/out of level 3	-	-	-	-	-
Ending balance	$ 93,522	$ 18,213	$ 1,168,841	$ 75,383	$ 1,355,959

The total change in unrealized appreciation (depreciation) included in the Schedule of Investments attributable to level 3 investments still held at March 31, 2011 includes:
	$ 32,785	$ 1,833	$ 227,308	$ (75)	$ 261,851

APPENDIX A:

Security Valuation – Securities listed on a national securities exchange and certain over-the-counter securities are valued as of the close of each business day, at the last sales price on the exchange or the over-the-counter market in which such securities are primarily traded, or in the absence of recorded sales, the mean between the closing bid and ask prices. If no mean price is available, the last bid price is used.   NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP).   Short-term debt instruments with a remaining maturity of more than 60 days, intermediate and long-term bonds, convertible bonds, and other debt securities are generally valued on the basis of dealer supplied quotations or by pricing systems selected by R.W. Rogé & Co., Inc. (the “Advisor”) and approved by the Board. Where such prices are not available, valuations will be obtained from brokers who are market makers for such securities. However, in circumstances where the Advisor deems it appropriate to do so, the mean of the bid and asked prices for over-the-counter securities or the last available sale price for exchange-traded debt securities may be used. Where no last sale price for exchange-traded debt securities is available, the mean of the bid and asked prices may be used. Short-term debt securities with a remaining maturity of 60 days or less are amortized to maturity, provided such valuations represent par value (face value).

The Fund normally calculates net asset value (“NAV”) per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of regular trading on the New York Stock Exchange, Inc. (“NYSE”) (generally 4:00PM Eastern Time) once on each day on which the NYSE is open for trading. Trading in securities on Far Eastern and certain other securities exchanges and over-the-counter markets is normally completed well before the close of the NYSE. In addition, Far Eastern and other securities trading generally, or in a particular country or countries, may take place on days that the NYSE is closed, and on which a Fund’s net asset value is not calculated. As a result of the aforementioned, calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. If events that may materially affect the value of such securities occur between the time when their price is determined and the time when the Fund’s NAV is calculated, such securities may be valued at fair value as determined in good faith in accordance with procedures approved by the Board.

Other securities for which market quotations are not readily available are valued at their fair value, as determined in good faith in accordance with the guidelines established by the Board.   There is no single standard for determining the fair value of such securities.   Rather, in determining the fair value of a security, a Board-appointed Fair Valuation Committee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine fair value for a security.

As of March 31, 2011, the Fund held four securities for which market quotations were not readily available.  The market value of these securities represented 9.15% of its net assets.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rogé Partners Funds

By

*/s/ Steven M. Rogé

       Steven M. Rogé, President

Date

5/31/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Steven M. Rogé

       Steven M. Rogé, President

Date

5/31/11

By

*/s/ Susan J. Rogé

       Susan J. Rogé, Treasurer

Date

5/31/11